Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

13.    Income Taxes

The Company and its domestic subsidiaries were subject to national corporate tax of 30%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2011 and 2012. The Company and its domestic subsidiaries are subject to national corporate tax of 28%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 38.0% for the years ended March 31, 2013. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

Due to the amendments to the Japanese corporate tax law that were enacted on November 30, 2011, the corporate tax rate was changed. As a result, the aggregate statutory income tax rate was reduced to 38.0% for fiscal years from April 1, 2012 to March 31, 2015, and to 35.6% for fiscal years from April 1, 2015 and thereafter. KONAMI recognized deferred tax assets and liabilities resulting from temporary differences and operating loss and credit carryforwards based on the enacted tax rates that will be applied when those differences and loss and credit carryforwards are expected to reverse. The effect of the tax rate change was not material and was charged to income taxes in the consolidated statements of income for the year ended March 31, 2012.

In the fiscal year ended March 31, 2011, the Company and its wholly owned domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company started to file the consolidated tax return from the fiscal year ended March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2011, 2012 and 2013 consisted of the following:

	Millions of Yen
	2011	2012	2013
Income before income taxes and equity in income of an affiliated company:
Japan	¥8,756	¥31,066	¥18,385
Foreign	10,326	8,960	3,530

Total	¥19,082	¥40,026	¥21,915

Income taxes—Current:
Japan	¥5,413	¥12,538	¥8,736
Foreign	1,906	1,579	363

Total	¥7,319	¥14,117	¥9,099

Income taxes—Deferred:
Japan	¥(1,557)	¥2,574	¥21
Foreign	639	250	(647)

Total	¥(918)	¥2,824	¥(626)

The significant components of total income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥6,401	¥16,941	¥8,473
Equity in net income (loss) of an affiliated company	(6)	22	22
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(33)	(0)	44
Foreign currency translation adjustment	—	43	16
Pension liability adjustment	(122)	196	2

Total income taxes	¥6,240	¥17,202	¥8,557

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2011	2012	2013
Statutory income tax rate	40.9%	40.9%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.8	1.0	1.3
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	1.5	(1.7)	(2.4)
Dividend of overseas subsidiaries	0.7	0.4	0.3
Adjustment of estimated income tax accruals	1.4	(0.5)	0.4
Unrecognized tax benefits	(4.3)	0.0	2.2
Tax credit, principally research	(5.4)	(1.1)	(1.2)
Effect of tax rate changes	—	3.0	—
Other, net	(2.9)	0.4	0.2

Effective income tax rate	33.6%	42.3%	38.7%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued enterprise taxes	¥1,091	¥665
Accrued expenses	3,210	3,814
Accrued pension and severance costs	813	548
Allowance for doubtful accounts	224	343
Inventories	15,733	15,377
Net operating loss carryforwards	14,401	14,440
Property and equipment basis differences	3,596	3,697
Asset retirement obligations	1,314	1,236
Deferred revenue	767	414
Investments in affiliate	1,354	1,335
Other	2,294	2,706

Gross deferred tax assets	44,797	44,575
Less valuation allowance	(10,330)	(9,487)

Total deferred tax assets	34,467	35,088
Deferred tax liabilities:
Intangible assets	(14,809)	(14,634)
Investments in subsidiaries	(1,123)	(1,139)
Other	(1,479)	(1,486)

Gross deferred tax liabilities	(17,411)	(17,259)

Net deferred tax assets	¥17,056	¥17,829

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss and credit carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible and utilizable, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2013.

The net change in the total valuation allowance for the years ended March 31, 2011, 2012 and 2013 was an increase of ¥10,996 million, a decrease of ¥1,945 million and a decrease of ¥843 million, respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Current assets:
Deferred income taxes, net	¥20,503	¥20,749
Investments and other assets:
Deferred income taxes, net	976	1,875
Current liabilities:
Other current liabilities, net	(399)	(371)
Long-term liabilities:
Deferred income taxes, net	(4,024)	(4,424)

Net deferred tax assets	¥17,056	¥17,829

At March 31, 2013, KONAMI had operating loss carryforwards aggregating approximately ¥46,654 million, which will expire as follows:

Millions of Yen
Year ending March 31
2014	¥5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359

Total	¥46,654

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2011	2012	2013
Balance at beginning of year	¥706	—	¥1,006
Additions for tax positions of prior years	—	¥1,006	2,331
Settlements with taxing authorities	¥(706)	—	¥(3,337)

Balance at end of year	—	¥1,006	—

As of March 31, 2012 and 2013, the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is immaterial.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases that may occur within the next twelve months cannot be made as of March 31, 2013.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2012 and 2013, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2012 and 2013 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for major tax jurisdictions in Europe, Germany, fiscal years prior to the year ended March 31, 2008 in United States and Australia, and fiscal years prior to the year ended March 31, 2008 in Japan.